Summary of significant accounting policies (Details 1)	12 Months Ended
Dec. 31, 2022
Brand names [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	30
Computer software [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	From 3 to 7 years
Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	10